UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series®

[photo of a boy walking towards trees on a wooden walkway]

Semi-annual report for the six months ended April 30, 2011

American Funds Target Date Retirement Series seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2011 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios for the most recent fiscal year-end.

			Gross	Net
			expense	expense
Class A shares	1 year	Lifetime*	ratio	ratio

American Funds 2055 Target Date Retirement Fund®	7.28%	11.67%	1.35%	0.82%
American Funds 2050 Target Date Retirement Fund®	7.22	0.56	0.91	0.81
American Funds 2045 Target Date Retirement Fund®	7.20	0.56	0.91	0.81
American Funds 2040 Target Date Retirement Fund®	7.18	0.58	0.90	0.80
American Funds 2035 Target Date Retirement Fund®	7.21	0.54	0.91	0.81
American Funds 2030 Target Date Retirement Fund®	7.04	0.54	0.89	0.79
American Funds 2025 Target Date Retirement Fund®	6.59	0.26	0.88	0.78
American Funds 2020 Target Date Retirement Fund®	5.18	0.10	0.87	0.77
American Funds 2015 Target Date Retirement Fund®	4.18	0.42	0.86	0.76
American Funds 2010 Target Date Retirement Fund®	3.62	0.40	0.85	0.75

*Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series’ most recent fiscal year-end. The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. The series’ investment adviser is (1) currently waiving its management fee of 0.10%, (2) reimbursing a portion of certain expenses in the R-1 share class of all target date funds, and (3) reimbursing certain expenses in all share classes of American Funds 2055 Target Date Retirement Fund. In addition, the investment adviser has in the past reimbursed certain expenses for some share classes of the other target date funds. The expense ratio for American Funds 2055 Target Date Retirement Fund is annualized based on data for a partial year. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver and any current reimbursements, without which they would have been higher. (Note: Expenses in the Financial Highlights table on pages 32 to 41 may be lower than those shown here, as they reflect both current and discontinued reimbursements that were in effect during the funds’ most recent fiscal year.) It is expected that the waiver and reimbursements, which only can be modified or terminated with the approval of the series’ board of trustees, will be in effect at least through December 31, 2011. See the series’ prospectus or the Financial Highlights table for details.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities FundSM are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow shareholders:

[photo of trees]

The past six months

The funds in the American Funds Target Date Retirement Series posted solid results for the six-month period ended April 30, 2011, thanks largely to the ongoing global economic recovery and healthy returns in the stock market. The funds’ gains ranged from 6.7% to 12.2%. (Please see the table below for more information.)

The economic expansion continued, with U.S. gross domestic product — the total value of all goods and services produced by the nation — growing at a healthy annualized rate of 3.1% in the fourth quarter of 2010, before cooling to 1.8% in the first quarter of 2011. The labor market continued to improve, albeit at a tepid pace, with the unemployment rate standing at 9.0% at the end of April. Inflation remained low by historical standards, although the recent surge in energy costs prompted concerns that it could be on the verge of climbing. Interest rates also remained low, as the Federal Reserve held its target interest rate near zero.

[Begin Sidebar]
Results at a glance (for periods ended April 30, 2011, with all distributions reinvested)

			Average annual
	Total returns		total returns
			Lifetime
	6 months	1 year	(since 2/1/07)

American Funds Target Date Retirement Series (Class A shares):
2055 Fund	12.20%	17.04%	19.51	%*
2050 Fund	12.24	16.85	2.78
2045 Fund	12.24	16.91	2.79
2040 Fund	12.22	16.91	2.80
2035 Fund	12.17	16.88	2.77
2030 Fund	11.97	16.78	2.77
2025 Fund	11.27	16.00	2.43
2020 Fund	9.38	14.12	2.22
2015 Fund	7.97	12.69	2.45
2010 Fund	6.73	11.76	2.39

Standard & Poor’s 500 Composite Index	16.35	17.23	0.79
MSCI World ex USA Index	13.53		0.33
Barclays Capital U.S. Aggregate Index	0.02	5.36	6.24

Lipper Mixed-Asset Target Indexes:
2050+ Funds Index	14.73	18.17	0.69	†
2045 Funds Index	14.72	18.20	1.13	†
2040 Funds Index	13.88	17.19	1.38
2035 Funds Index	14.14	17.66	1.35	†
2030 Funds Index	12.44	15.90	1.87
2025 Funds Index	12.11	16.07	1.71	†
2020 Funds Index	10.42	14.57	3.17
2015 Funds Index	7.58	10.27	2.95
2010 Funds Index	7.95	12.34	3.60

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market results, excluding the United States. The Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market. Market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments; their results do not reflect the effect of sales charges, account fees or taxes.

*For the period February 1, 2010, commencement of operations, through April 30, 2011.
† The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.
[End Sidebar]

[photo of a boy walking towards trees on a wooden walkway]

Given the positive economic landscape, U.S. stocks posted gains with Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) advancing 16.4%. International markets were nearly as robust, as the MSCI World ex USA Index (a leading benchmark for developed markets outside the U.S.) climbed 13.5% for the six months.

The bond market was essentially flat during the reporting period (gaining 0.02%), as measured by the Barclays Capital U.S. Aggregate Index (a measure of the broad fixed-income market). The government and municipal sectors posted slight losses, while the corporate sector realized a positive result. The best returns, by far, came from the high-yield sector, as reflected by the Credit Suisse High Yield Index increasing 6.0%. (Please note that all of the indexes mentioned in this letter are unmanaged.)

Looking back further

The American Funds Target Date Retirement Series is designed for investors who are saving for retirement in an employer-sponsored retirement plan, such as a 401(k), or in an individual retirement account (IRA). As such, it’s important to focus on longer periods of time, rather than short-term results. It may be helpful to consider what has transpired in the four-plus years since the series was introduced on February 1, 2007. The S&P 500 closed that day at 1,445.94, and on the final day of this reporting period — April 30, 2011 — the index stood at 1,363.61. However, those numbers (which exclude dividends) don’t reveal the full story of the intervening years. It has been a particularly tumultuous period of time, marked by a financial crisis, a lengthy recession and a painful bear market for stocks. On the positive side, we have witnessed the stabilization of the financial industry, an economic recovery and a powerful stock market rally.

The series has managed to weather that severe volatility in good fashion. As the table on page 1 shows, all of the funds in the series have posted positive average annual total returns since their inception. Each fund is essentially a “fund of funds,” consisting of a collection of individual American Funds, which in turn hold a diverse mix of individual stocks and bonds. The very diverse nature of the funds is intended to help them better withstand the inherent ups and downs of the financial markets.

Looking ahead

We have been encouraged by the continuing expansion of the economy. However, there are a number of macro issues that we will closely monitor, such as the impact of the disaster in Japan, unrest in the Middle East, and the high levels of government debt in the U.S. and other nations. As always, we encourage investors to maintain a diverse portfolio of investments and to remain focused on their long-term retirement goals.

We thank you for placing your trust in us and for your commitment to retirement investing.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

June 8, 2011

For current information about the series, visit americanfunds.com.

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 4 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2011. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

[begin bar chart]
Target Date Portfolio	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	20	15	5
Growth-and-income funds	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40
Bond funds	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60
[end bar chart]

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals.

American Funds 2055 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2055.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	124,413	$2,548	7.0%
EuroPacific Growth Fund, Class R-6	32,357	1,458	4.0
The Growth Fund of America, Inc., Class R-6	77,402	2,553	7.0
The New Economy Fund, Class R-6	52,883	1,456	4.0
New Perspective Fund, Inc., Class R-6	82,228	2,552	7.0
New World Fund, Inc., Class R-6	25,343	1,458	4.0
SMALLCAP World Fund, Inc., Class R-6	61,192	2,548	7.0
		14,573	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	106,989	2,911	8.0
Capital World Growth and Income Fund, Inc., Class R-6	65,781	2,556	7.0
Fundamental Investors, Class R-6	72,543	2,915	8.0
International Growth and Income Fund, Class R-6	42,572	1,456	4.0
The Investment Company of America, Class R-6	108,805	3,278	9.0
Washington Mutual Investors Fund, Class R-6	110,427	3,278	9.0
		16,394	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	76,417	1,457	4.0
Capital Income Builder, Class R-6	20,591	1,093	3.0
The Income Fund of America, Class R-6	61,610	1,093	3.0
		3,643	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	130,487	1,822	5.0

Total investment securities (cost: $33,542,000)		36,432	100.0
Other assets less liabilities		(3)	-

Net assets		$36,429	100.0%

See Notes to Financial Statements

American Funds 2050 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	1,556,872	$31,885	7.0%
EuroPacific Growth Fund, Class R-6	405,413	18,272	4.0
The Growth Fund of America, Inc., Class R-6	969,020	31,958	7.0
The New Economy Fund, Class R-6	662,348	18,234	4.0
New Perspective Fund, Inc., Class R-6	1,029,474	31,955	7.0
New World Fund, Inc., Class R-6	317,414	18,254	4.0
SMALLCAP World Fund, Inc., Class R-6	765,913	31,892	7.0
		182,450	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	1,337,808	36,402	8.0
Capital World Growth and Income Fund, Inc., Class R-6	828,313	32,188	7.0
Fundamental Investors, Class R-6	906,012	36,404	8.0
International Growth and Income Fund, Class R-6	535,997	18,336	4.0
The Investment Company of America, Class R-6	1,359,599	40,965	9.0
Washington Mutual Investors Fund, Class R-6	1,380,157	40,963	9.0
		205,258	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	956,746	18,245	4.0
Capital Income Builder, Class R-6	257,797	13,684	3.0
The Income Fund of America, Class R-6	771,356	13,684	3.0
		45,613	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,633,698	22,807	5.0

Total investment securities (cost: $395,962,000)		456,128	100.0
Other assets less liabilities		(220)	-

Net assets		$455,908	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	1,540,600	$31,552	7.0%
EuroPacific Growth Fund, Class R-6	401,197	18,082	4.0
The Growth Fund of America, Inc., Class R-6	958,200	31,601	7.0
The New Economy Fund, Class R-6	654,750	18,025	4.0
New Perspective Fund, Inc., Class R-6	1,017,909	31,596	7.0
New World Fund, Inc., Class R-6	313,777	18,045	4.0
SMALLCAP World Fund, Inc., Class R-6	757,605	31,547	7.0
		180,448	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	1,324,372	36,036	8.0
Capital World Growth and Income Fund, Inc., Class R-6	815,600	31,694	7.0
Fundamental Investors, Class R-6	896,908	36,038	8.0
International Growth and Income Fund, Class R-6	528,731	18,088	4.0
The Investment Company of America, Class R-6	1,348,430	40,628	9.0
Washington Mutual Investors Fund, Class R-6	1,368,327	40,612	9.0
		203,096	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	945,794	18,036	4.0
Capital Income Builder, Class R-6	254,804	13,525	3.0
The Income Fund of America, Class R-6	762,385	13,525	3.0
		45,086	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,613,758	22,528	5.0

Total investment securities (cost: $383,391,000)		451,158	100.0
Other assets less liabilities		(220)	-

Net assets		$450,938	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	3,143,021	$64,369	7.0%
EuroPacific Growth Fund, Class R-6	819,041	36,914	4.0
The Growth Fund of America, Inc., Class R-6	1,954,885	64,472	7.0
The New Economy Fund, Class R-6	1,335,391	36,764	4.0
New Perspective Fund, Inc., Class R-6	2,077,420	64,483	7.0
New World Fund, Inc., Class R-6	639,962	36,804	4.0
SMALLCAP World Fund, Inc., Class R-6	1,545,802	64,367	7.0
		368,173	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	2,699,766	73,461	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,673,751	65,042	7.0
Fundamental Investors, Class R-6	1,830,347	73,543	8.0
International Growth and Income Fund, Class R-6	1,082,682	37,038	4.0
The Investment Company of America, Class R-6	2,750,237	82,865	9.0
Washington Mutual Investors Fund, Class R-6	2,792,817	82,891	9.0
		414,840	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,928,615	36,779	4.0
Capital Income Builder, Class R-6	519,431	27,571	3.0
The Income Fund of America, Class R-6	1,554,146	27,571	3.0
		91,921	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	3,286,529	45,880	5.0

Total investment securities (cost: $786,894,000)		920,814	100.0
Other assets less liabilities		(496)	-

Net assets		$920,318	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	3,544,187	$72,585	7.0%
EuroPacific Growth Fund, Class R-6	929,048	41,872	4.0
The Growth Fund of America, Inc., Class R-6	2,207,391	72,800	7.0
The New Economy Fund, Class R-6	1,507,111	41,491	4.0
New Perspective Fund, Inc., Class R-6	2,352,515	73,022	7.0
New World Fund, Inc., Class R-6	722,256	41,537	4.0
SMALLCAP World Fund, Inc., Class R-6	1,744,774	72,652	7.0
		415,959	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Class R-6	2,660,629	72,396	6.9
Capital World Growth and Income Fund, Inc., Class R-6	1,623,358	63,084	6.1
Fundamental Investors, Class R-6	1,811,942	72,804	7.0
International Growth and Income Fund, Class R-6	1,225,243	41,915	4.0
The Investment Company of America, Class R-6	2,762,096	83,222	8.0
Washington Mutual Investors Fund, Class R-6	2,796,910	83,012	8.0
		416,433	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Class R-6	2,724,215	51,951	5.0
Capital Income Builder, Class R-6	978,711	51,950	5.0
The Income Fund of America, Class R-6	2,928,226	51,946	5.0
		155,847	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	3,712,380	51,825	5.0

Total investment securities (cost: $898,589,000)		1,040,064	100.0
Other assets less liabilities		(650)	-

Net assets		$1,039,414	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	5,490,321	112,442	7.0
EuroPacific Growth Fund, Class R-6	1,432,378	64,557	4.0
The Growth Fund of America, Inc., Class R-6	3,419,545	112,777	7.0
The New Economy Fund, Class R-6	2,336,478	64,323	4.0
New Perspective Fund, Inc., Class R-6	3,633,166	112,773	7.0
New World Fund, Inc., Class R-6	1,119,715	64,395	4.0
SMALLCAP World Fund, Inc., Class R-6	2,702,887	112,548	7.0
		643,815	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	3,539,018	96,297	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,075,404	80,650	5.0
Fundamental Investors, Class R-6	2,399,629	96,417	6.0
International Growth and Income Fund, Class R-6	1,417,251	48,484	3.0
The Investment Company of America, Class R-6	3,739,177	112,661	7.0
Washington Mutual Investors Fund, Class R-6	4,340,718	128,833	8.0
		563,342	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	6,744,977	128,627	8.0
Capital Income Builder, Class R-6	1,816,998	96,446	6.0
The Income Fund of America, Class R-6	5,428,277	96,298	6.0
		321,371	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	5,733,913	80,045	5.0

Total investment securities (cost: $1,387,546,000)		1,608,573	100.0
Other assets less liabilities		(986)	-

Net assets		$1,607,587	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	35.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.0%
AMCAP Fund, Class R-6	4,698,471	$96,225	6.0%
EuroPacific Growth Fund, Class R-6	1,429,511	64,428	4.0
The Growth Fund of America, Inc., Class R-6	2,926,425	96,513	6.0
The New Economy Fund, Class R-6	1,747,812	48,117	3.0
New Perspective Fund, Inc., Class R-6	3,628,153	112,618	7.0
New World Fund, Inc., Class R-6	837,608	48,171	3.0
SMALLCAP World Fund, Inc., Class R-6	2,313,115	96,318	6.0
		562,390	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	3,519,986	95,779	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,074,129	80,601	5.0
Fundamental Investors, Class R-6	2,403,383	96,568	6.0
International Growth and Income Fund, Class R-6	1,416,954	48,474	3.0
The Investment Company of America, Class R-6	3,739,870	112,682	7.0
Washington Mutual Investors Fund, Class R-6	4,322,616	128,295	8.0
		562,399	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	6,741,966	128,569	8.0
Capital Income Builder, Class R-6	1,816,108	96,399	6.0
The Income Fund of America, Class R-6	5,426,256	96,262	6.0
		321,230	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-6	11,490,679	160,410	10.0

Total investment securities (cost: $1,435,621,000)		1,606,429	100.0
Other assets less liabilities		(841)	-

Net assets		$1,605,588	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	20.1%
Growth-and-income funds	35.2
Equity-income and Balanced funds	20.0
Bond funds	24.7

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 20.1%
AMCAP Fund, Class R-6	3,678,554	$75,337	4.0%
EuroPacific Growth Fund, Class R-6	1,264,584	56,995	3.0
The Growth Fund of America, Inc., Class R-6	2,290,092	75,527	4.0
New Perspective Fund, Inc., Class R-6	3,057,181	94,895	5.1
New World Fund, Inc., Class R-6	327,877	18,856	1.0
SMALLCAP World Fund, Inc., Class R-6	1,356,415	56,481	3.0
		378,091	20.1

Growth-and-income funds - 35.2%
American Mutual Fund, Class R-6	4,146,246	112,819	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,450,217	95,215	5.1
Fundamental Investors, Class R-6	2,829,983	113,709	6.0
International Growth and Income Fund, Class R-6	1,669,413	57,111	3.0
The Investment Company of America, Class R-6	4,402,198	132,638	7.1
Washington Mutual Investors Fund, Class R-6	5,094,179	151,195	8.0
		662,687	35.2

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	7,901,273	150,677	8.0
Capital Income Builder, Class R-6	2,130,212	113,072	6.0
The Income Fund of America, Class R-6	6,361,115	112,846	6.0
		376,595	20.0

Bond funds - 24.7%
American Funds Mortgage Fund, Class R-6	9,430,368	93,078	4.9
Capital World Bond Fund, Class R-6	4,418,329	93,624	5.0
Intermediate Bond Fund of America, Class R-6	6,893,811	92,929	4.9
U.S. Government Securities Fund, Class R-6	13,397,779	187,033	9.9
		466,664	24.7

Total investment securities (cost: $1,746,173,000)		1,884,037	100.0
Other assets less liabilities		(1,306)	-

Net assets		$1,882,731	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	15.1%
Growth-and-income funds	30.2
Equity-income and Balanced funds	20.0
Bond funds	34.7

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 15.1%
AMCAP Fund, Class R-6	2,775,440	$56,841	4.0%
EuroPacific Growth Fund, Class R-6	963,249	43,413	3.1
The Growth Fund of America, Inc., Class R-6	1,292,523	42,628	3.0
New Perspective Fund, Inc., Class R-6	2,308,365	71,652	5.0
		214,534	15.1

Growth-and-income funds - 30.2%
American Mutual Fund, Class R-6	3,137,446	85,370	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,850,830	71,923	5.1
Fundamental Investors, Class R-6	1,781,645	71,587	5.0
International Growth and Income Fund, Class R-6	841,459	28,786	2.0
The Investment Company of America, Class R-6	2,857,179	86,087	6.1
Washington Mutual Investors Fund, Class R-6	2,889,262	85,753	6.0
		429,506	30.2

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	5,959,943	113,656	8.0
Capital Income Builder, Class R-6	1,610,120	85,465	6.0
The Income Fund of America, Class R-6	4,796,752	85,095	6.0
		284,216	20.0

Bond funds - 34.7%
American Funds Mortgage Fund, Class R-6	6,980,571	68,898	4.9
The Bond Fund of America, Class R-6	6,169,727	75,949	5.3
Capital World Bond Fund, Class R-6	3,273,674	69,369	4.9
Intermediate Bond Fund of America, Class R-6	10,354,100	139,573	9.8
U.S. Government Securities Fund, Class R-6	9,997,460	139,565	9.8
		493,354	34.7

Total investment securities (cost: $1,349,165,000)		1,421,610	100.0
Other assets less liabilities		(934)	-

Net assets		$1,420,676	100.0%

American Funds 2010 Target Date Retirement Fund
Investment portfolio, April 30, 2011
unaudited

[begin pie chart]
Percent of net assets
Growth funds	5.1%
Growth-and-income funds	25.1
Equity-income and Balanced funds	25.1
Bond funds	44.7

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 5.1%
AMCAP Fund, Class R-6	910,454	$18,646	2.0%
The Growth Fund of America, Inc., Class R-6	282,821	9,327	1.0
New Perspective Fund, Inc., Class R-6	608,855	18,899	2.1
		46,872	5.1

Growth-and-income funds - 25.1%
American Mutual Fund, Class R-6	2,041,262	55,543	6.1
Capital World Growth and Income Fund, Inc., Class R-6	954,448	37,090	4.0
Fundamental Investors, Class R-6	923,092	37,090	4.0
International Growth and Income Fund, Class R-6	274,775	9,400	1.0
The Investment Company of America, Class R-6	1,537,215	46,316	5.0
Washington Mutual Investors Fund, Class R-6	1,560,522	46,316	5.0
		231,755	25.1

Equity-income and Balanced funds - 25.1%
American Balanced Fund, Class R-6	3,406,123	64,955	7.0
Capital Income Builder, Class R-6	1,571,224	83,400	9.0
The Income Fund of America, Class R-6	4,701,272	83,401	9.1
		231,756	25.1

Bond funds - 44.7%
American Funds Mortgage Fund, Class R-6	9,284,891	91,642	9.9
American High-Income Trust, Class R-6	3,945,221	45,764	5.0
The Bond Fund of America, Class R-6	7,444,588	91,643	9.9
Capital World Bond Fund, Class R-6	2,180,019	46,195	5.0
Intermediate Bond Fund of America, Class R-6	6,778,296	91,371	9.9
U.S. Government Securities Fund, Class R-6	3,269,759	45,646	5.0
		412,261	44.7

Total investment securities (cost: $906,967,000)		922,644	100.0
Other assets less liabilities		(479)	-

Net assets		$922,165	100.0%

See Notes to Financial Statements

Financial statements

										unaudited
Statements of assets and liabilities						(dollars and shares in thousands, except per-share amounts)
at April 30, 2011
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$36,432	$456,128	$451,158	$920,814	$1,040,064	$1,608,573	$1,606,429	$1,884,037	$1,421,610	$922,644
Receivables for:
Sales of investments	-	-	-	-	-	610	1,463	74	179	997
Sales of fund's shares	476	1,159	1,207	2,249	1,927	2,094	2,505	2,510	2,313	873
Dividends	_*	3	3	6	7	11	22	55	91	103
Reimbursements from related parties	6	-	-	-	-	-	-	-	-	-
Total assets	36,914	457,290	452,368	923,069	1,041,998	1,611,288	1,610,419	1,886,676	1,424,193	924,617

Liabilities:
Payables for:
Purchases of investments	9	353	264	543	237	-	-	-	-	-
Repurchases of fund's shares	450	695	829	1,545	1,573	2,535	3,669	2,625	2,489	1,839
Services provided by related parties	21	326	330	655	765	1,154	1,149	1,305	1,014	601
Trustees' deferred compensation	_*	2	1	3	4	6	7	9	8	7
Other	5	6	6	5	5	6	6	6	6	5
Total liabilities	485	1,382	1,430	2,751	2,584	3,701	4,831	3,945	3,517	2,452
Net assets at April 30, 2011	$36,429	$455,908	$450,938	$920,318	$1,039,414	$1,607,587	$1,605,588	$1,882,731	$1,420,676	$922,165

Net assets consist of:
Capital paid in on shares of beneficial interest	$32,892	$394,044	$381,839	$783,525	$894,513	$1,380,066	$1,425,703	$1,730,062	$1,332,512	$889,385
Undistributed net investment income	38	315	298	789	1,081	1,893	1,479	4,547	4,427	5,270
Undistributed net realized gain	609	1,383	1,034	2,084	2,345	4,601	7,598	10,258	11,292	11,833
Net unrealized appreciation	2,890	60,166	67,767	133,920	141,475	221,027	170,808	137,864	72,445	15,677
Net assets at April 30, 2011	$36,429	$455,908	$450,938	$920,318	$1,039,414	$1,607,587	$1,605,588	$1,882,731	$1,420,676	$922,165

Investment securities, at cost	$33,542	$395,962	$383,391	$786,894	$898,589	$1,387,546	$1,435,621	$1,746,173	$1,349,165	$906,967

Shares of beneficial interest issued and outstanding (no stated par value) --
unlimited shares authorized
Class A:
Net assets	$14,575	$171,248	$152,331	$310,912	$363,598	$514,270	$580,288	$688,685	$566,038	$447,064
Shares outstanding	1,191	17,243	15,055	30,667	36,156	50,891	58,958	71,214	58,398	46,553
Net asset value per share	$12.24	$9.93	$10.12	$10.14	$10.06	$10.11	$9.84	$9.67	$9.69	$9.60
Class R-1:
Net assets	$62	$3,343	$3,953	$8,864	$9,773	$18,033	$11,834	$14,340	$12,565	$3,416
Shares outstanding	5	341	395	886	987	1,804	1,216	1,501	1,315	357
Net asset value per share	$12.19	$9.80	$10.00	$10.01	$9.90	$10.00	$9.73	$9.55	$9.56	$9.56
Class R-2:
Net assets	$8,361	$120,070	$121,923	$221,340	$268,307	$385,317	$388,016	$382,862	$285,973	$135,002
Shares outstanding	687	12,239	12,221	22,125	27,024	38,633	39,948	40,066	29,878	14,199
Net asset value per share	$12.17	$9.81	$9.98	$10.00	$9.93	$9.97	$9.71	$9.56	$9.57	$9.51
Class R-3:
Net assets	$6,942	$90,673	$100,698	$197,063	$224,862	$361,721	$354,948	$419,741	$331,851	$172,505
Shares outstanding	568	9,184	10,017	19,543	22,487	36,003	36,272	43,633	34,427	18,043
Net asset value per share	$12.21	$9.87	$10.05	$10.08	$10.00	$10.05	$9.79	$9.62	$9.64	$9.56
Class R-4:
Net assets	$2,865	$46,685	$42,940	$110,339	$105,832	$191,899	$180,971	$246,985	$152,857	$104,350
Shares outstanding	234	4,704	4,246	10,890	10,529	18,997	18,394	25,545	15,775	10,867
Net asset value per share	$12.25	$9.92	$10.11	$10.13	$10.05	$10.10	$9.84	$9.67	$9.69	$9.60
Class R-5:
Net assets	$3,420	$17,503	$19,764	$52,396	$48,852	$100,872	$60,025	$89,887	$45,663	$43,152
Shares outstanding	279	1,754	1,944	5,144	4,836	9,936	6,071	9,253	4,690	4,475
Net asset value per share	$12.27	$9.98	$10.17	$10.19	$10.10	$10.15	$9.89	$9.71	$9.74	$9.64
Class R-6:
Net assets	$204	$6,386	$9,329	$19,404	$18,190	$35,475	$29,506	$40,231	$25,729	$16,676
Shares outstanding	17	642	920	1,910	1,806	3,506	2,992	4,152	2,650	1,733
Net asset value per share	$12.28	$9.95	$10.14	$10.16	$10.07	$10.12	$9.86	$9.69	$9.71	$9.62

*Amount less than one thousand.

See Notes to Financial Statements

										unaudited
Statements of operations									(dollars in thousands)
for the six months ended April 30, 2011
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$277	$5,044	$4,909	$10,255	$12,060	$19,054	$19,205	$24,351	$19,165	$15,463

Fees and expenses(*):
Investment advisory services	12	197	192	399	452	700	701	835	648	442
Distribution services	44	812	809	1,594	1,863	2,849	2,857	3,247	2,581	1,544
Transfer agent services	1	26	23	48	57	80	90	109	92	79
Administrative services	18	330	328	654	760	1,151	1,161	1,319	1,030	626
Reports to shareholders	1	11	10	21	24	37	38	46	36	25
Registration statement and prospectus	84	107	108	141	137	162	163	181	163	134
Trustees' compensation	_†	1	1	3	3	5	5	6	5	4
Auditing and legal	3	3	3	2	2	1	1	_†	1	2
Custodian	11	11	11	11	11	11	11	11	11	11
State and local taxes	1	1	2	2	2	3	3	3	2	2
Other	1	2	1	6	8	13	16	20	17	15
Total fees and expenses before reimbursements/waivers	176	1,501	1,488	2,881	3,319	5,012	5,046	5,777	4,586	2,884
Less reimbursements/waivers of fees and expenses:
Investment advisory services	12	197	192	399	452	700	701	835	647	442
Administrative services	_†	1	1	2	2	4	3	3	3	1
Other	95	-	-	-	-	-	-	-	-	-
Total fees and expenses after reimbursements/waivers	69	1,303	1,295	2,480	2,865	4,308	4,342	4,939	3,936	2,441
Net investment income	208	3,741	3,614	7,775	9,195	14,746	14,863	19,412	15,229	13,022

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments	574	658	311	556	696	2,012	2,777	4,856	7,019	9,969
Capital gain distributions received	36	726	705	1,478	1,677	2,527	4,827	5,451	4,266	2,206
Net realized gain	610	1,384	1,016	2,034	2,373	4,539	7,604	10,307	11,285	12,175
Net unrealized appreciation on investments	2,103	40,926	40,457	83,723	92,874	140,633	128,930	122,184	74,183	33,272
Net realized gain and unrealized appreciation on investments	2,713	42,310	41,473	85,757	95,247	145,172	136,534	132,491	85,468	45,447
Net increase in net assets resulting from operations	$2,921	$46,051	$45,087	$93,532	$104,442	$159,918	$151,397	$151,903	$100,697	$58,469

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(†)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets									(dollars in thousands)
	2055 Fund		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Six months ended April 30, 2011 (1)	Period ended October 31, 2010 (2)	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010

Operations:
Net investment income	$208	$61	$3,741	$4,285	$3,614	$3,921	$7,775	$8,362	$9,195	$10,295
Net realized gain	610	106	1,384	5,343	1,016	4,007	2,034	3,448	2,373	5,769
Net unrealized appreciation on investments	2,103	787	40,926	32,281	40,457	31,762	83,723	70,835	92,874	81,290
Net increase in net assets resulting from operations	2,921	954	46,051	41,909	45,087	39,690	93,532	82,645	104,442	97,354

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(101)	-	(2,487)	(1,628)	(2,122)	(1,308)	(4,415)	(2,744)	(5,538)	(3,668)
Class R-1	_(3)	-	(33)	(24)	(36)	(36)	(77)	(56)	(106)	(68)
Class R-2	(35)	-	(1,217)	(785)	(1,207)	(730)	(2,199)	(1,437)	(2,884)	(1,911)
Class R-3	(43)	-	(1,109)	(904)	(1,174)	(848)	(2,407)	(1,677)	(2,854)	(2,048)
Class R-4	(14)	-	(625)	(350)	(557)	(318)	(1,565)	(866)	(1,549)	(913)
Class R-5	(36)	-	(284)	(178)	(305)	(251)	(867)	(511)	(801)	(619)
Class R-6	(2)	-	(92)	(12)	(136)	(3)	(286)	(50)	(286)	(5)
Total dividends from net investment income	(231)	-	(5,847)	(3,881)	(5,537)	(3,494)	(11,816)	(7,341)	(14,018)	(9,232)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(43)		(165)	(379)	(530)	-	(135)	-	(1,131)	(49)
Class R-1	_(3)		(3)	(8)	(15)	-	(4)	-	(31)	(1)
Class R-2	(20)		(119)	(271)	(442)	-	(100)	-	(863)	(37)
Class R-3	(22)		(90)	(250)	(352)	-	(88)	-	(688)	(32)
Class R-4	(7)		(41)	(83)	(139)	-	(47)	-	(315)	(12)
Class R-5	(14)		(16)	(37)	(67)	-	(23)	-	(144)	(7)
Class R-6	(1)		(5)	(3)	(29)	-	(7)	-	(50)	- (3)
Long-term net realized gains:
Class A	-		(1,773)	(390)	(763)	(280)	(887)	(652)	(776)	(871)
Class R-1	-		(35)	(9)	(22)	(10)	(24)	(19)	(21)	(21)
Class R-2	-		(1,277)	(278)	(637)	(228)	(661)	(506)	(592)	(660)
Class R-3	-		(971)	(258)	(505)	(213)	(579)	(479)	(471)	(577)
Class R-4	-		(442)	(85)	(199)	(69)	(313)	(208)	(216)	(222)
Class R-5	-		(177)	(39)	(96)	(48)	(153)	(111)	(99)	(134)
Class R-6	-		(57)	(3)	(42)	(1)	(50)	(11)	(35)	(1)
Total distributions from net realized gain	(107)	-	(5,171)	(2,093)	(3,838)	(849)	(3,071)	(1,986)	(5,432)	(2,624)
Total dividends and distributions paid to shareholders	(338)	-	(11,018)	(5,974)	(9,375)	(4,343)	(14,887)	(9,327)	(19,450)	(11,856)

Net capital share transactions	19,439	13,453	70,232	84,040	76,938	93,887	132,348	201,218	138,654	200,955

Total increase in net assets	22,022	14,407	105,265	119,975	112,650	129,234	210,993	274,536	223,646	286,453

Net assets:
Beginning of period	14,407	-	350,643	230,668	338,288	209,054	709,325	434,789	815,768	529,315
End of period	$36,429	$14,407	$455,908	$350,643	$450,938	$338,288	$920,318	$709,325	$1,039,414	$815,768

Undistributed net investment income	$38	$61	$315	$2,421	$298	$2,221	$789	$4,830	$1,081	$5,904

Statements of changes in net assets									(dollars in thousands)
	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010	Six months ended April 30, 2011 (1)	Year ended October 31, 2010

Operations:
Net investment income	$14,746	$16,378	$14,863	$17,624	$19,412	$27,287	$15,229	$24,063	$13,022	$22,118
Net realized gain	4,539	2,404	7,604	9,456	10,307	17,268	11,285	16,254	12,175	6,378
Net unrealized appreciation on investments	140,633	130,513	128,930	119,324	122,184	121,121	74,183	87,193	33,272	65,073
Net increase in net assets resulting from operations	159,918	149,295	151,397	146,404	151,903	165,676	100,697	127,510	58,469	93,569

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(7,991)	(5,258)	(9,652)	(6,130)	(13,314)	(8,217)	(12,024)	(8,617)	(12,454)	(8,009)
Class R-1	(192)	(127)	(140)	(98)	(203)	(124)	(207)	(158)	(68)	(50)
Class R-2	(4,288)	(2,753)	(4,722)	(3,088)	(5,771)	(3,533)	(4,746)	(3,243)	(2,882)	(2,028)
Class R-3	(4,799)	(3,306)	(5,096)	(3,615)	(7,301)	(4,913)	(6,376)	(4,564)	(4,324)	(3,350)
Class R-4	(2,902)	(1,797)	(2,945)	(1,844)	(4,725)	(2,782)	(3,337)	(2,072)	(2,947)	(1,956)
Class R-5	(1,729)	(783)	(1,056)	(916)	(1,828)	(977)	(944)	(870)	(1,394)	(893)
Class R-6	(528)	(172)	(474)	(25)	(790)	(200)	(526)	(36)	(570)	(145)
Total dividends from net investment income	(22,429)	(14,196)	(24,085)	(15,716)	(33,932)	(20,746)	(28,160)	(19,560)	(24,639)	(16,431)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	-	(1,988)	(153)	(2,776)	-	(5,492)	(306)	(2,735)	-
Class R-1	-	-	(41)	(3)	(58)	-	(127)	(7)	(19)	-
Class R-2	-	-	(1,372)	(108)	(1,616)	-	(2,869)	(150)	(812)	-
Class R-3	-	-	(1,222)	(106)	(1,739)	-	(3,274)	(184)	(1,061)	-
Class R-4	-	-	(608)	(47)	(983)	-	(1,511)	(74)	(640)	-
Class R-5	-	-	(194)	(21)	(342)	-	(387)	(28)	(277)	-
Class R-6	-	-	(85)	- (3)	(145)	-	(212)	(1)	(112)	-
Long-term net realized gains:
Class A	(596)	(1,245)	(1,203)	(1,494)	(3,281)	(1,953)	(693)	(1,747)	(274)	(771)
Class R-1	(21)	(42)	(25)	(32)	(69)	(40)	(16)	(39)	(2)	(6)
Class R-2	(457)	(937)	(830)	(1,051)	(1,910)	(1,138)	(362)	(856)	(81)	(255)
Class R-3	(420)	(924)	(739)	(1,031)	(2,056)	(1,347)	(413)	(1,051)	(106)	(363)
Class R-4	(215)	(429)	(368)	(459)	(1,161)	(667)	(191)	(423)	(64)	(189)
Class R-5	(113)	(168)	(118)	(203)	(404)	(212)	(49)	(162)	(28)	(80)
Class R-6	(34)	(38)	(52)	(6)	(172)	(45)	(26)	(7)	(11)	(13)
Total distributions from net realized gain	(1,856)	(3,783)	(8,845)	(4,714)	(16,712)	(5,402)	(15,622)	(5,035)	(6,222)	(1,677)
Total dividends and distributions paid to shareholders	(24,285)	(17,979)	(32,930)	(20,430)	(50,644)	(26,148)	(43,782)	(24,595)	(30,861)	(18,108)

Net capital share transactions	211,758	322,990	222,798	296,645	247,621	366,065	141,554	251,257	23,578	154,550

Total increase in net assets	347,391	454,306	341,265	422,619	348,880	505,593	198,469	354,172	51,186	230,011

Net assets:
Beginning of period	1,260,196	805,890	1,264,323	841,704	1,533,851	1,028,258	1,222,207	868,035	870,979	640,968
End of period	$1,607,587	$1,260,196	$1,605,588	$1,264,323	$1,882,731	$1,533,851	$1,420,676	$1,222,207	$922,165	$870,979

Undistributed net investment income	$1,893	$9,576	$1,479	$10,701	$4,547	$19,067	$4,427	$17,358	$5,270	$16,887

(1) Unaudited.
(2) For the period February 1, 2010, commencement of operations, through October 31, 2010.
(3) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
                        unaudited

1.	Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). Effective January 1, 2011, the series reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 41.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Security valuation – The net asset values of each fund are calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Classifications –   The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2011, all of the investment securities for each fund were classified as Level 1.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to its allocation strategy. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher rated debt securities. The market prices of these securities may fluctuate more than the prices of higher quality securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities that are sometimes referred to as “junk bonds.” As a result, the value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the funds and the underlying funds actively manages the funds’ investments. Consequently, the funds and the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2007, the year the series commenced operations. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2010, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	2055 Fund*	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$168	$2,850	$3,814	$5,250	$9,093	$9,578	$16,190	$26,685	$31,198	$22,564
Undistributed long-term capital gain	-	4,750	2,264	2,705	2,216	1,924	3,353	9,113	1,811	563

* For the period February 1, 2010, commencement of operations, through October 31, 2010.

As of April 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities	2,920	60,426	67,913	134,195	141,610	221,377	172,384	137,809	72,874	28,281
Gross unrealized depreciation on investment securities	(30)	(268)	(146)	(278)	(135)	(357)	(1,576)	-	(445)	(12,854)
Net unrealized appreciation on investments	2,890	60,158	67,767	133,917	141,475	221,020	170,808	137,809	72,429	15,427
Cost of investment securities	33,542	395,970	383,391	786,897	898,589	1,387,553	1,435,621	1,746,228	1,349,181	907,217

6.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares, and American Funds Service Company® ("AFS"), the series’ transfer agent.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 41.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2011, there were no unreimbursed expenses subject to reimbursement for Class A.

Transfer agent services — The series has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each share class, except Class R-6, pays CRMC an administrative services fee based on an annual rate of up to 0.10% (0.05% for Class R-5) on average daily net assets. The Class R-6 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 41.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described on the previous page for the six months ended April 30, 2011, were as follows (dollars in thousands):

				Administrative services
	Distribution services		Transfer agent servcies	CRMC administrative services		Transfer agent services		Transfer agent services reimbursement
2055 Fund
Class A	$10		$1	$5		$-		$-
Class R-1	-	*	Included in administrative services	-	*	-	*	- *
Class R-2	19			2		5		-
Class R-3	13			2		2		-
Class R-4	2			1		-	*	-
Class R-5	Not applicable			1		-	*	-
Class R-6	Not applicable			Not applicable		-	*	-
Total	$44		$1	$11		$7		$- *

2050 Fund
Class A	$160		$26	$74		$-		$-
Class R-1	14		Included in administrative services	1		1		(1)
Class R-2	391			52		105		-
Class R-3	199			40		32		-
Class R-4	48			19		2		-
Class R-5	Not applicable			4		-	*	-
Class R-6	Not applicable			Not applicable		-	*	-
Total	$812		$26	$190		$140		$(1)

2045 Fund
Class A	$137		$23	$65		$-		$-
Class R-1	18		Included in administrative services	2		1		(1)
Class R-2	396			52		107		-
Class R-3	214			43		35		-
Class R-4	44			17		2		-
Class R-5	Not applicable			4		-	*	-
Class R-6	Not applicable			Not applicable		-	*	-
Total	$809		$23	$183		$145		$(1)

2040 Fund
Class A	$276		$48	$134		$-		$-
Class R-1	38		Included in administrative services	4		2		(2)
Class R-2	731			97		197		-
Class R-3	431			86		70		-
Class R-4	118			47		4		-
Class R-5	Not applicable			11		1		-
Class R-6	Not applicable			Not applicable		1		-
Total	$1,594		$48	$379		$275		$(2)

2035 Fund
Class A	$334		$57	$159		$-		$-
Class R-1	42		Included in administrative services	4		2		(2)
Class R-2	889			118		240		-
Class R-3	485			97		79		-
Class R-4	113			45		4		-
Class R-5	Not applicable			10		1		-
Class R-6	Not applicable			Not applicable		1		-
Total	$1,863		$57	$433		$327		$(2)

2030 Fund
Class A	$502		$80	$225		$-		$-
Class R-1	78		Included in administrative services	8		4		(4)
Class R-2	1,273			169		343		-
Class R-3	790			158		130		-
Class R-4	206			82		7		-
Class R-5	Not applicable			21		3		-
Class R-6	Not applicable			Not applicable		1		-
Total	$2,849		$80	$663		$488		$(4)

2025 Fund
Class A	$547		$90	$253		$-		$-
Class R-1	51		Included in administrative services	5		3		(3)
Class R-2	1,287			171		346		-
Class R-3	775			155		127		-
Class R-4	197			78		7		-
Class R-5	Not applicable			13		2		-
Class R-6	Not applicable			Not applicable		1		-
Total	$2,857		$90	$675		$486		$(3)

2020 Fund
Class A	$674		$109	$305		$-		$-
Class R-1	63		Included in administrative services	6		3		(3)
Class R-2	1,295			172		350		-
Class R-3	944			189		155		-
Class R-4	271			108		10		-
Class R-5	Not applicable			18		2		-
Class R-6	Not applicable			Not applicable		1		-
Total	$3,247		$109	$798		$521		$(3)

2015 Fund
Class A	$595		$92	$257		$-		$-
Class R-1	60		Included in administrative services	6		3		(3)
Class R-2	989			132		267		-
Class R-3	762			152		126		-
Class R-4	175			70		6		-
Class R-5	Not applicable			9		1		-
Class R-6	Not applicable			Not applicable		1		-
Total	$2,581		$92	$626		$404		$(3)

2010 Fund
Class A	$518		$79	$216		$-		$-
Class R-1	15		Included in administrative services	2		1		(1)
Class R-2	477			63		129		-
Class R-3	411			82		68		-
Class R-4	123			49		5		-
Class R-5	Not applicable			10		1		-
Class R-6	Not applicable			Not applicable		-		-
Total	$1,544		$79	$422		$204		$(1)

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

Trustees' Deferred Compensation

		Increase
		in value
	Current fees	of deferred amounts
2055 Fund	$53	$-
2050 Fund	1,276	159
2045 Fund	1,206	118
2040 Fund	2,525	275
2035 Fund	2,896	365
2030 Fund	4,467	541
2025 Fund	4,496	636
2020 Fund	5,453	831
2015 Fund	4,346	736
2010 Fund	3,089	626

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2011, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund	$23,738	$4,409
2050 Fund	65,905	2,268
2045 Fund	72,962	1,114
2040 Fund	128,575	1,878
2035 Fund	132,256	2,137
2030 Fund	211,323	6,490
2025 Fund	218,361	8,878
2020 Fund	302,280	80,169
2015 Fund	175,024	57,529
2010 Fund	132,538	124,716

8. Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2011, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$10,404	898	$35,438	3,766	$34,574	3,606	$64,531	6,731
Reinvestments of dividends and distributions	144	13	4,413	479	3,407	363	5,420	577
Repurchases(1)	(2,495)	(215)	(14,541)	(1,547)	(11,291)	(1,178)	(22,715)	(2,372)
Total Class A transactions	8,053	696	25,310	2,698	26,690	2,791	47,236	4,936
Class R-1
Sales(1)	41	3	1,369	146	1,135	119	2,735	289
Reinvestments of dividends and distributions	_ 2	_ 2	71	8	73	8	105	11
Repurchases(1)	(1)	_ 2	(1,007)	(108)	(993)	(105)	(2,033)	(216)
Total Class R-1 transactions	40	3	433	46	215	22	807	84
Class R-2
Sales(1)	7,272	631	26,629	2,864	30,030	3,179	50,316	5,330
Reinvestments of dividends and distributions	55	5	2,612	287	2,285	246	2,958	318
Repurchases(1)	(1,994)	(172)	(12,728)	(1,372)	(14,865)	(1,573)	(25,861)	(2,730)
Total Class R-2 transactions	5,333	464	16,513	1,779	17,450	1,852	27,413	2,918
Class R-3
Sales(1)	8,675	753	23,735	2,538	26,223	2,755	45,907	4,814
Reinvestments of dividends and distributions	65	5	2,170	237	2,030	218	3,073	328
Repurchases(1)	(5,450)	(472)	(14,058)	(1,504)	(10,937)	(1,150)	(23,879)	(2,511)
Total Class R-3 transactions	3,290	286	11,847	1,271	17,316	1,823	25,101	2,631
Class R-4
Sales(1)	3,036	262	13,445	1,429	12,450	1,300	26,428	2,764
Reinvestments of dividends and distributions	21	2	1,107	121	895	95	1,925	205
Repurchases(1)	(1,249)	(109)	(4,859)	(520)	(4,303)	(452)	(11,336)	(1,190)
Total Class R-4 transactions	1,808	155	9,693	1,030	9,042	943	17,017	1,779
Class R-5
Sales(1)	843	72	5,407	574	4,757	495	13,207	1,378
Reinvestments of dividends and distributions	50	5	477	51	468	50	1,043	111
Repurchases(1)	(61)	(5)	(1,684)	(180)	(2,790)	(296)	(7,252)	(768)
Total Class R-5 transactions	832	72	4,200	445	2,435	249	6,998	721
Class R-6
Sales(1)	149	13	2,667	285	4,546	480	8,768	929
Reinvestments of dividends and distributions	3	_ 2	154	16	207	22	343	36
Repurchases(1)	(69)	(6)	(585)	(61)	(963)	(100)	(1,335)	(137)
Total Class R-6 transactions	83	7	2,236	240	3,790	402	7,776	828

Total net increase	$19,439	1,683	$70,232	7,509	$76,938	8,082	$132,348	13,897

	2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$67,212	7,067	$93,944	9,834	$118,180	12,648	$137,308	14,826	$106,205	11,364	$64,602	6,957
Reinvestments of dividends and distributions	7,427	796	8,551	912	12,775	1,394	19,279	2,126	18,114	1,982	15,284	1,679
Repurchases(1)	(27,683)	(2,917)	(39,493)	(4,144)	(45,605)	(4,883)	(60,630)	(6,547)	(66,264)	(7,095)	(73,943)	(7,953)
Total Class A transactions	46,956	4,946	63,002	6,602	85,350	9,159	95,957	10,405	58,055	6,251	5,943	683
Class R-1
Sales(1)	2,265	241	5,259	557	2,549	275	3,455	377	3,124	340	866	94
Reinvestments of dividends and distributions	157	17	212	23	206	23	330	36	350	39	89	10
Repurchases(1)	(830)	(88)	(2,829)	(298)	(1,187)	(128)	(1,770)	(193)	(2,514)	(272)	(579)	(63)
Total Class R-1 transactions	1,592	170	2,642	282	1,568	170	2,015	220	960	107	376	41
Class R-2
Sales(1)	56,996	6,071	78,109	8,284	83,710	9,081	75,322	8,237	55,024	5,970	25,205	2,741
Reinvestments of dividends and distributions	4,336	470	4,744	511	6,923	764	9,285	1,034	7,976	882	3,775	418
Repurchases(1)	(31,992)	(3,408)	(39,420)	(4,181)	(42,695)	(4,633)	(43,288)	(4,730)	(37,177)	(4,026)	(24,222)	(2,632)
Total Class R-2 transactions	29,340	3,133	43,433	4,614	47,938	5,212	41,319	4,541	25,823	2,826	4,758	527
Class R-3
Sales(1)	51,796	5,468	76,743	8,069	72,956	7,846	84,459	9,165	69,041	7,440	39,236	4,241
Reinvestments of dividends and distributions	4,010	432	5,218	559	7,054	774	11,090	1,228	10,054	1,105	5,491	606
Repurchases(1)	(22,923)	(2,430)	(37,920)	(4,005)	(34,272)	(3,710)	(51,579)	(5,603)	(48,484)	(5,226)	(41,062)	(4,444)
Total Class R-3 transactions	32,883	3,470	44,041	4,623	45,738	4,910	43,970	4,790	30,611	3,319	3,665	403
Class R-4
Sales(1)	25,994	2,732	45,817	4,800	44,848	4,799	57,302	6,192	29,667	3,180	23,025	2,477
Reinvestments of dividends and distributions	2,079	223	3,117	332	3,917	428	6,866	758	5,036	551	3,651	401
Repurchases(1)	(12,539)	(1,321)	(21,363)	(2,253)	(25,210)	(2,704)	(32,176)	(3,482)	(25,169)	(2,701)	(23,895)	(2,573)
Total Class R-4 transactions	15,534	1,634	27,571	2,879	23,555	2,523	31,992	3,468	9,534	1,030	2,781	305
Class R-5
Sales(1)	10,006	1,046	27,112	2,823	18,073	1,930	29,281	3,144	14,103	1,509	17,541	1,880
Reinvestments of dividends and distributions	1,044	112	1,838	195	1,368	148	2,574	283	1,380	150	1,698	186
Repurchases(1)	(6,021)	(645)	(10,769)	(1,136)	(13,008)	(1,398)	(10,442)	(1,127)	(7,420)	(795)	(15,334)	(1,642)
Total Class R-5 transactions	5,029	513	18,181	1,882	6,433	680	21,413	2,300	8,063	864	3,905	424
Class R-6
Sales(1)	8,220	879	14,417	1,522	13,903	1,504	13,501	1,463	11,140	1,198	7,440	802
Reinvestments of dividends and distributions	371	39	562	60	611	67	1,107	122	764	84	693	76
Repurchases(1)	(1,271)	(133)	(2,091)	(217)	(2,298)	(247)	(3,653)	(395)	(3,396)	(363)	(5,983)	(644)
Total Class R-6 transactions	7,320	785	12,888	1,365	12,216	1,324	10,955	1,190	8,508	919	2,150	234

Total net increase	$138,654	14,651	$211,758	22,247	$222,798	23,978	$247,621	26,914	$141,554	15,316	$23,578	2,617

See page 30 for footnotes.

Capital share transactions in the funds for the year ended October 31, 2010, were as follows (dollars and shares in thousands):

	2055 Fund(3)		2050 Fund		2045 Fund		2040 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$7,035	679	$61,875	7,290	$52,117	6,050	$100,416	11,704
Reinvestments of dividends and distributions	-	-	2,388	281	1,581	183	3,385	395
Repurchases(1)	(1,879)	(184)	(28,522)	(3,374)	(20,721)	(2,410)	(33,255)	(3,892)
Total Class A transactions	5,156	495	35,741	4,197	32,977	3,823	70,546	8,207
Class R-1
Sales(1)	17	2	1,879	225	2,151	253	4,006	475
Reinvestments of dividends and distributions	-	-	41	5	46	5	75	9
Repurchases(1)	(1)	_ 2	(1,530)	(185)	(1,194)	(137)	(1,568)	(186)
Total Class R-1 transactions	16	2	390	45	1,003	121	2,513	298
Class R-2
Sales(1)	3,857	372	42,271	5,038	46,142	5,434	78,621	9,294
Reinvestments of dividends and distributions	-	-	1,334	158	958	112	1,943	229
Repurchases(1)	(1,520)	(149)	(19,064)	(2,263)	(17,982)	(2,121)	(34,249)	(4,045)
Total Class R-2 transactions	2,337	223	24,541	2,933	29,118	3,425	46,315	5,478
Class R-3
Sales(1)	4,716	451	40,471	4,798	39,853	4,664	75,343	8,826
Reinvestments of dividends and distributions	-	-	1,412	167	1,061	123	2,155	252
Repurchases(1)	(1,734)	(169)	(35,259)	(4,202)	(26,252)	(3,080)	(45,030)	(5,293)
Total Class R-3 transactions	2,982	282	6,624	763	14,662	1,707	32,468	3,785
Class R-4
Sales(1)	1,051	103	20,389	2,402	16,191	1,886	44,526	5,190
Reinvestments of dividends and distributions	-	-	518	61	387	45	1,074	125
Repurchases(1)	(247)	(24)	(9,249)	(1,093)	(6,601)	(768)	(14,991)	(1,751)
Total Class R-4 transactions	804	79	11,658	1,370	9,977	1,163	30,609	3,564
Class R-5
Sales(1)	2,118	213	5,944	700	8,006	937	21,945	2,569
Reinvestments of dividends and distributions	-	-	254	30	299	35	622	72
Repurchases(1)	(63)	(6)	(4,162)	(488)	(6,606)	(760)	(10,846)	(1,260)
Total Class R-5 transactions	2,055	207	2,036	242	1,699	212	11,721	1,381
Class R-6
Sales(1)	153	15	3,833	447	5,280	607	8,381	970
Reinvestments of dividends and distributions	-	-	18	2	4	1	61	7
Repurchases(1)	(50)	(5)	(801)	(94)	(833)	(96)	(1,396)	(163)
Total Class R-6 transactions	103	10	3,050	355	4,451	512	7,046	814

Total net increase	$13,453	1,298	$84,040	9,905	$93,887	10,963	$201,218	23,527

	2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$111,679	13,065	$152,869	17,881	$171,334	20,214	$224,326	26,162	$192,742	21,962	$184,970	21,113
Reinvestments of dividends and distributions	4,570	535	6,485	759	7,744	917	10,123	1,190	10,603	1,220	8,637	997
Repurchases(1)	(45,379)	(5,326)	(62,773)	(7,348)	(67,379)	(7,989)	(103,344)	(12,079)	(119,303)	(13,637)	(97,596)	(11,094)
Total Class A transactions	70,870	8,274	96,581	11,292	111,699	13,142	131,105	15,273	84,042	9,545	96,011	11,016
Class R-1
Sales(1)	4,101	488	6,791	802	5,477	657	5,883	698	6,569	759	1,710	195
Reinvestments of dividends and distributions	90	11	168	19	133	16	163	20	204	24	56	6
Repurchases(1)	(1,313)	(157)	(3,269)	(386)	(2,137)	(258)	(2,898)	(343)	(3,380)	(393)	(1,425)	(162)
Total Class R-1 transactions	2,878	342	3,690	435	3,473	415	3,148	375	3,393	390	341	39
Class R-2
Sales(1)	91,121	10,790	126,382	14,956	123,217	14,734	133,690	15,765	108,204	12,484	60,744	6,985
Reinvestments of dividends and distributions	2,607	308	3,690	436	4,246	508	4,670	553	4,248	494	2,283	265
Repurchases(1)	(38,857)	(4,581)	(50,872)	(6,007)	(51,416)	(6,143)	(61,535)	(7,259)	(53,560)	(6,186)	(46,347)	(5,323)
Total Class R-2 transactions	54,871	6,517	79,200	9,385	76,047	9,099	76,825	9,059	58,892	6,792	16,680	1,927
Class R-3
Sales(1)	77,066	9,046	128,517	15,051	123,949	14,722	160,749	18,859	118,623	13,615	85,899	9,818
Reinvestments of dividends and distributions	2,657	312	4,230	497	4,752	566	6,260	738	5,799	670	3,713	430
Repurchases(1)	(48,180)	(5,661)	(73,246)	(8,631)	(79,113)	(9,424)	(100,932)	(11,846)	(76,442)	(8,780)	(79,251)	(9,057)
Total Class R-3 transactions	31,543	3,697	59,501	6,917	49,588	5,864	66,077	7,751	47,980	5,505	10,361	1,191
Class R-4
Sales(1)	41,803	4,889	66,338	7,763	65,716	7,759	105,688	12,339	67,115	7,656	62,364	7,114
Reinvestments of dividends and distributions	1,147	134	2,226	261	2,350	279	3,449	405	2,569	296	2,145	248
Repurchases(1)	(16,408)	(1,911)	(27,532)	(3,220)	(29,479)	(3,488)	(55,294)	(6,439)	(27,382)	(3,122)	(47,452)	(5,419)
Total Class R-4 transactions	26,542	3,112	41,032	4,804	38,587	4,550	53,843	6,305	42,302	4,830	17,057	1,943
Class R-5
Sales(1)	16,468	1,934	43,187	5,042	20,704	2,451	38,362	4,479	18,296	2,075	28,264	3,202
Reinvestments of dividends and distributions	760	89	951	111	1,139	135	1,189	139	1,060	122	973	112
Repurchases(1)	(11,747)	(1,366)	(14,038)	(1,623)	(18,321)	(2,154)	(21,190)	(2,462)	(19,549)	(2,214)	(24,151)	(2,753)
Total Class R-5 transactions	5,481	657	30,100	3,530	3,522	432	18,361	2,156	(193)	(17)	5,086	561
Class R-6
Sales(1)	10,547	1,226	16,334	1,903	16,321	1,927	21,880	2,550	18,214	2,081	11,700	1,327
Reinvestments of dividends and distributions	6	1	210	25	31	4	245	29	44	5	158	19
Repurchases(1)	(1,783)	(210)	(3,658)	(428)	(2,623)	(307)	(5,419)	(629)	(3,417)	(389)	(2,844)	(320)
Total Class R-6 transactions	8,770	1,017	12,886	1,500	13,729	1,624	16,706	1,950	14,841	1,697	9,014	1,026

Total net increase	$200,955	23,616	$322,990	37,863	$296,645	35,126	$366,065	42,869	$251,257	28,742	$154,550	17,703

(1) Includes exchanges between share classes of the fund.
(2) Amount less than one thousand.
(3) For the period February 1, 2010, commencement of operations, through October 31, 2010.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(5)		Ratio of expenses to average net assets after reimbursements/ waivers(4)(5)		Net effective expense ratio(6)		Ratio of net income to average net asets(4)

American Funds 2055 Target Date Retirement Fund
Class A:
4/30/11(7)	$11.12	$.11	$1.23	$1.34	$(.15)	$(.07)		$(.22)	$12.24	12.20%	$14,575	1.28	%(8)	.40	%(8)	.81	(8)	1.97	%(8)
10/31/10(9)	10.00	.11	1.01	1.12	-	-		-	11.12	11.20	5,507	.89	(8)	.36	(8)	.78	(8)	1.37	(8)
Class R-1:
4/30/11(7)	11.05	.07	1.24	1.31	(.10)	(.07)		(.17)	12.19	11.89	62	1.93	(8)	1.15	(8)	1.56	(8)	1.30	(8)
10/31/10(9)	10.00	.04	1.01	1.05	-	-		-	11.05	10.50	17	1.83	(8)	1.16	(8)	1.58	(8)	.58	(8)
Class R-2:
4/30/11(7)	11.06	.07	1.23	1.30	(.12)	(.07)		(.19)	12.17	11.82	8,361	2.02	(8)	1.08	(8)	1.49	(8)	1.18	(8)
10/31/10(9)	10.00	.05	1.01	1.06	-	-		-	11.06	10.60	2,466	1.68	(8)	1.11	(8)	1.53	(8)	.60	(8)
Class R-3:
4/30/11(7)	11.09	.09	1.23	1.32	(.13)	(.07)		(.20)	12.21	12.03	6,942	1.54	(8)	.72	(8)	1.13	(8)	1.49	(8)
10/31/10(9)	10.00	.07	1.02	1.09	-	-		-	11.09	10.90	3,126	1.45	(8)	.74	(8)	1.16	(8)	.95	(8)
Class R-4:
4/30/11(7)	11.11	.09	1.27	1.36	(.15)	(.07)		(.22)	12.25	12.32	2,865	1.18	(8)	.41	(8)	.82	(8)	1.63	(8)
10/31/10(9)	10.00	.11	1.00	1.11	-	-		-	11.11	11.10	873	.89	(8)	.42	(8)	.84	(8)	1.48	(8)
Class R-5:
4/30/11(7)	11.14	.14	1.22	1.36	(.16)	(.07)		(.23)	12.27	12.36	3,420	.92	(8)	.10	(8)	.51	(8)	2.41	(8)
10/31/10(9)	10.00	.15	.99	1.14	-	-		-	11.14	11.40	2,311	.45	(8)	.12	(8)	.54	(8)	1.93	(8)
Class R-6:
4/30/11(7)	11.14	.14	1.24	1.38	(.17)	(.07)		(.24)	12.28	12.48	204	.84	(8)	.05	(8)	.46	(8)	2.45	(8)
10/31/10(9)	10.00	.13	1.01	1.14	-	-		-	11.14	11.40	107	.62	(8)	.07	(8)	.49	(8)	1.66	(8)

American Funds 2050 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.13	$.10	$1.00	$1.10	$(.17)	$(.13)		$(.30)	$9.93	12.24%	$171,248	.53	%(8)	.43	%(8)	.84	(8)	2.14	%(8)
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)		(.22)	9.13	15.86	132,836	.49		.39		.81		1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)		(.34)	8.08	19.33	83,597	.47		.30		.75		2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
10/31/07(10)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188	.79	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
4/30/11(7)	9.00	.06	.98	1.04	(.11)	(.13)		(.24)	9.80	11.89	3,343	1.30	(8)	1.15	(8)	1.56	(8)	1.39	(8)
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)		(.16)	9.00	15.00	2,653	1.32		1.13		1.55		1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)		(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)		(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	(8)	1.07	(8)	1.49	(8)	.42	(8)
Class R-2:
4/30/11(7)	9.00	.07	.98	1.05	(.11)	(.13)		(.24)	9.81	11.89	120,070	1.22	(8)	1.12	(8)	1.53	(8)	1.46	(8)
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)		(.17)	9.00	15.03	94,183	1.24		1.11		1.53		.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)		(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	(8)	1.08	(8)	1.50	(8)	.39	(8)
Class R-3:
4/30/11(7)	9.06	.09	.98	1.07	(.13)	(.13)		(.26)	9.87	12.08	90,673	.84	(8)	.74	(8)	1.15	(8)	1.84	(8)
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)		(.19)	9.06	15.53	71,732	.84		.72		1.14		1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)		(.33)	8.02	18.81	57,379	.96		.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)		(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07(10)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	(8)	.65	(8)	1.07	(8)	.79	(8)
Class R-4:
4/30/11(7)	9.13	.10	.99	1.09	(.17)	(.13)		(.30)	9.92	12.15	46,685	.52	(8)	.42	(8)	.83	(8)	2.07	(8)
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)		(.21)	9.13	15.97	33,539	.50		.39		.81		1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)		(.34)	8.07	19.15	18,598	.57		.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)		(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07(10)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597	.88	(8)	.32	(8)	.74	(8)	.94	(8)
Class R-5:
4/30/11(7)	9.18	.12	1.00	1.12	(.19)	(.13)		(.32)	9.98	12.46	17,503	.22	(8)	.12	(8)	.53	(8)	2.46	(8)
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)		(.23)	9.18	16.25	12,021	.20		.09		.51		2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)		(.36)	8.11	19.50	8,656	.25		.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)		(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07(10)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214	.41	(8)	.02	(8)	.44	(8)	1.28	(8)
Class R-6:
4/30/11(7)	9.16	.11	1.00	1.11	(.19)	(.13)		(.32)	9.95	12.42	6,386	.17	(8)	.07	(8)	.48	(8)	2.45	(8)
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)		(.23)	9.16	16.37	3,679	.14		.04		.46		1.77
10/31/09(11)	7.00	.04	1.04	1.08	-	-		-	8.08	15.43	376	.08		.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.27	$.10	$1.01	$1.11	$(.16)	$(.10)		$(.26)	$10.12	12.24%	$152,331	.53	%(8)	.43	%(8)	.84	(8)	2.14	%(8)
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)		(.17)	9.27	15.92	113,675	.49		.39		.81		1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)		(.29)	8.16	19.28	68,878	.48		.31		.76		2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_	(12)	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
10/31/07(10)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	12,036	1.07	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
4/30/11(7)	9.13	.07	1.00	1.07	(.10)	(.10)		(.20)	10.00	11.86	3,953	1.32	(8)	1.17	(8)	1.58	(8)	1.39	(8)
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)		(.14)	9.13	15.05	3,407	1.31		1.13		1.55		1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)		(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	-	(12)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	(8)	1.07	(8)	1.49	(8)	.32	(8)
Class R-2:
4/30/11(7)	9.12	.07	1.00	1.07	(.11)	(.10)		(.21)	9.98	11.93	121,923	1.22	(8)	1.12	(8)	1.53	(8)	1.45	(8)
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)		(.13)	9.12	15.02	94,602	1.24		1.11		1.53		.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)		(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(12)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	(8)	1.08	(8)	1.50	(8)	.37	(8)
Class R-3:
4/30/11(7)	9.20	.09	1.00	1.09	(.14)	(.10)		(.24)	10.05	12.01	100,698	.85	(8)	.75	(8)	1.16	(8)	1.81	(8)
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)		(.15)	9.20	15.48	75,383	.84		.72		1.14		1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)		(.27)	8.11	18.90	52,582	.98		.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(12)	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07(10)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	(8)	.65	(8)	1.07	(8)	.36	(8)
Class R-4:
4/30/11(7)	9.27	.10	1.00	1.10	(.16)	(.10)		(.26)	10.11	12.14	42,940	.52	(8)	.42	(8)	.83	(8)	2.09	(8)
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)		(.17)	9.27	15.89	30,605	.50		.39		.81		1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)		(.29)	8.16	19.42	17,458	.56		.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	-	(12)	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07(10)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	(8)	.32	(8)	.74	(8)	1.18	(8)
Class R-5:
4/30/11(7)	9.32	.11	1.03	1.14	(.19)	(.10)		(.29)	10.17	12.44	19,764	.22	(8)	.12	(8)	.53	(8)	2.40	(8)
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)		(.19)	9.32	16.17	15,802	.20		.09		.51		2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)		(.30)	8.20	19.77	12,154	.24		.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(12)	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07(10)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444	.49	(8)	.02	(8)	.44	(8)	1.18	(8)
Class R-6:
4/30/11(7)	9.29	.12	1.02	1.14	(.19)	(.10)		(.29)	10.14	12.53	9,329	.17	(8)	.07	(8)	.48	(8)	2.44	(8)
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)		(.19)	9.29	16.18	4,814	.13		.04		.46		1.60
10/31/09(11)	7.07	.02	1.08	1.10	-	-		-	8.17	15.56	50	.14		.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.23	$.10	$1.01	$1.11	$(.16)	$(.04)		$(.20)	$10.14	12.22%	$310,912	.50	%(8)	.40	%(8)	.81	(8)	2.17	%(8)
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)		(.19)	9.23	15.94	237,418	.48		.38		.80		1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)		(.32)	8.13	19.44	142,457	.45		.30		.75		2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
10/31/07(10)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211	.72	(8)	.35	(8)	.77	(8)	1.16	(8)
Class R-1:
4/30/11(7)	9.08	.06	1.01	1.07	(.10)	(.04)		(.14)	10.01	11.90	8,864	1.29	(8)	1.14	(8)	1.55	(8)	1.35	(8)
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)		(.14)	9.08	15.04	7,287	1.31		1.12		1.54		.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)		(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)		(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	(8)	1.07	(8)	1.49	(8)	.33	(8)
Class R-2:
4/30/11(7)	9.09	.07	.99	1.06	(.11)	(.04)		(.15)	10.00	11.88	221,340	1.19	(8)	1.09	(8)	1.50	(8)	1.48	(8)
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)		(.14)	9.09	15.01	174,516	1.21		1.11		1.53		.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)		(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	(8)	1.08	(8)	1.50	(8)	.36	(8)
Class R-3:
4/30/11(7)	9.17	.09	1.00	1.09	(.14)	(.04)		(.18)	10.08	11.98	197,063	.82	(8)	.72	(8)	1.13	(8)	1.85	(8)
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)		(.16)	9.17	15.58	155,028	.82		.72		1.14		1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)		(.29)	8.08	18.81	106,089	.89		.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)		(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07(10)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	(8)	.65	(8)	1.07	(8)	.54	(8)
Class R-4:
4/30/11(7)	9.22	.10	1.02	1.12	(.17)	(.04)		(.21)	10.13	12.25	110,339	.50	(8)	.40	(8)	.81	(8)	2.15	(8)
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)		(.19)	9.22	15.94	84,031	.49		.38		.80		1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)		(.31)	8.12	19.27	45,065	.53		.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)		(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07(10)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537	.72	(8)	.32	(8)	.74	(8)	1.19	(8)
Class R-5:
4/30/11(7)	9.28	.12	1.02	1.14	(.19)	(.04)		(.23)	10.19	12.42	52,396	.20	(8)	.10	(8)	.51	(8)	2.49	(8)
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)		(.20)	9.28	16.33	41,033	.20		.09		.51		1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)		(.33)	8.16	19.61	24,830	.22		.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)		(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07(10)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119	.34	(8)	.02	(8)	.44	(8)	1.31	(8)
Class R-6:
4/30/11(7)	9.25	.12	1.02	1.14	(.19)	(.04)		(.23)	10.16	12.51	19,404	.15	(8)	.05	(8)	.46	(8)	2.50	(8)
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)		(.20)	9.25	16.32	10,012	.14		.04		.46		1.82
10/31/09(13)	7.62	.03	.48	.51	-	-		-	8.13	6.69	2,179	.05		.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.20	$.11	$.98	$1.09	$(.17)	$(.06)		$(.23)	$10.06	12.17%	$363,598	.50	%(8)	.40	%(8)	.81	(8)	2.28	%(8)
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)		(.19)	9.20	15.83	287,023	.49		.38		.80		1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)		(.33)	8.11	19.33	186,064	.44		.30		.75		2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(12)	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
10/31/07(10)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324	.65	(8)	.35	(8)	.77	(8)	1.15	(8)
Class R-1:
4/30/11(7)	9.04	.07	.97	1.04	(.12)	(.06)		(.18)	9.90	11.66	9,773	1.29	(8)	1.14	(8)	1.55	(8)	1.55	(8)
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)		(.16)	9.04	14.92	7,388	1.30		1.12		1.54		1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)		(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	-	(12)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	(8)	1.07	(8)	1.49	(8)	.41	(8)
Class R-2:
4/30/11(7)	9.06	.07	.98	1.05	(.12)	(.06)		(.18)	9.93	11.69	268,307	1.19	(8)	1.09	(8)	1.50	(8)	1.60	(8)
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)		(.14)	9.06	15.01	216,478	1.21		1.10		1.52		1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)		(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(12)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07(10)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	(8)	1.08	(8)	1.50	(8)	.40	(8)
Class R-3:
4/30/11(7)	9.14	.09	.98	1.07	(.15)	(.06)		(.21)	10.00	11.94	224,862	.82	(8)	.72	(8)	1.13	(8)	1.94	(8)
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)		(.17)	9.14	15.48	173,728	.82		.71		1.13		1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)		(.31)	8.06	18.85	123,546	.86		.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(12)	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07(10)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417	.93	(8)	.65	(8)	1.07	(8)	.64	(8)
Class R-4:
4/30/11(7)	9.19	.11	.98	1.09	(.17)	(.06)		(.23)	10.05	12.07	105,832	.49	(8)	.39	(8)	.80	(8)	2.24	(8)
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)		(.19)	9.19	15.79	81,769	.49		.38		.80		1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)		(.33)	8.11	19.45	46,878	.52		.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	-	(12)	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07(10)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325	.65	(8)	.32	(8)	.74	(8)	1.17	(8)
Class R-5:
4/30/11(7)	9.25	.12	.98	1.10	(.19)	(.06)		(.25)	10.10	12.27	48,852	.19	(8)	.09	(8)	.50	(8)	2.55	(8)
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)		(.21)	9.25	16.08	39,971	.19		.09		.51		2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)		(.34)	8.15	19.80	29,859	.20		.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(12)	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07(10)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203	.27	(8)	.02	(8)	.44	(8)	1.30	(8)
Class R-6:
4/30/11(7)	9.22	.12	.99	1.11	(.20)	(.06)		(.26)	10.07	12.24	18,190	.14	(8)	.04	(8)	.45	(8)	2.60	(8)
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)		(.20)	9.22	16.35	9,411	.13		.03		.45		1.65
10/31/09(11)	7.03	.03	1.06	1.09	-	-		-	8.12	15.36	29	.22		.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.21	$.11	$.97	$1.08	$(.17)	$(.01)		$(.18)	$10.11	11.97%	$514,270	.50	%(8)	.40	%(8)	0.80	%(8)	2.32	%(8)
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)		(.19)	9.21	15.92	407,921	.48		.38		.79		1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)		(.33)	8.12	19.24	268,081	.44		.30		.75		2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	-	(12)	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
10/31/07(10)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637	.61	(8)	.35	(8)	.77	(8)	1.22	(8)
Class R-1:
4/30/11(7)	9.10	.07	.96	1.03	(.12)	(.01)		(.13)	10.00	11.59	18,033	1.28	(8)	1.12	(8)	1.52	(8)	1.57	(8)
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)		(.15)	9.10	15.00	13,844	1.28		1.10		1.51		1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)		(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	-	(12)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07(10)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	(8)	1.07	(8)	1.49	(8)	.39	(8)
Class R-2:
4/30/11(7)	9.07	.08	.95	1.03	(.12)	(.01)		(.13)	9.97	11.52	385,317	1.18	(8)	1.08	(8)	1.48	(8)	1.65	(8)
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)		(.15)	9.07	14.98	308,636	1.19		1.09		1.50		1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)		(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	-	(12)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07(10)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
4/30/11(7)	9.15	.09	.97	1.06	(.15)	(.01)		(.16)	10.05	11.74	361,721	.81	(8)	.71	(8)	1.11	(8)	2.01	(8)
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)		(.17)	9.15	15.58	287,041	.82		.71		1.12		1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)		(.31)	8.07	18.80	197,536	.84		.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	-	(12)	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07(10)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337	.90	(8)	.65	(8)	1.07	(8)	.73	(8)
Class R-4:
4/30/11(7)	9.21	.11	.97	1.08	(.18)	(.01)		(.19)	10.10	11.87	191,899	.49	(8)	.39	(8)	.79	(8)	2.30	(8)
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)		(.19)	9.21	15.90	148,399	.49		.38		.79		1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)		(.33)	8.12	19.18	91,883	.50		.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	-	(12)	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07(10)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677	.61	(8)	.32	(8)	.74	(8)	1.24	(8)
Class R-5:
4/30/11(7)	9.26	.13	.97	1.10	(.20)	(.01)		(.21)	10.15	12.07	100,872	.18	(8)	.08	(8)	.48	(8)	2.68	(8)
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)		(.21)	9.26	16.18	74,589	.19		.08		.49		2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)		(.35)	8.16	19.57	36,913	.20		.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	-	(12)	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07(10)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261	.25	(8)	.02	(8)	.44	(8)	1.42	(8)
Class R-6:
4/30/11(7)	9.23	.12	.98	1.10	(.20)	(.01)		(.21)	10.12	12.15	35,475	.13	(8)	.03	(8)	.43	(8)	2.62	(8)
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)		(.20)	9.23	16.17	19,766	.14		.03		.44		2.04
10/31/09(11)	7.05	.04	1.04	1.08	-	-		-	8.13	15.32	5,207	.05		.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.09	$.11	$.88	$.99	$(.18)	$(.06)		$(.24)	$9.84	11.27%	$580,288	.49	%(8)	.39	%(8)	.78	%(8)	2.35	%(8)
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)		(.20)	9.09	15.22	452,498	.48		.38		.78		1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)		(.36)	8.07	18.36	295,939	.45		.30		.73		2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	-	(12)	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
10/31/07(10)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450	.60	(8)	.35	(8)	.77	(8)	1.26	(8)
Class R-1:
4/30/11(7)	8.97	.07	.88	.95	(.13)	(.06)		(.19)	9.73	10.86	11,834	1.28	(8)	1.13	(8)	1.52	(8)	1.63	(8)
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)		(.16)	8.97	14.35	9,379	1.30		1.12		1.52		1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)		(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	-	(12)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07(10)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	(8)	1.07	(8)	1.49	(8)	.49	(8)
Class R-2:
4/30/11(7)	8.95	.08	.87	.95	(.13)	(.06)		(.19)	9.71	10.79	388,016	1.18	(8)	1.08	(8)	1.47	(8)	1.67	(8)
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)		(.15)	8.95	14.41	310,827	1.20		1.09		1.49		1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)		(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	-	(12)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07(10)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
4/30/11(7)	9.02	.09	.90	.99	(.16)	(.06)		(.22)	9.79	11.15	354,948	.81	(8)	.71	(8)	1.10	(8)	2.03	(8)
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)		(.18)	9.02	14.87	283,026	.82		.71		1.11		1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)		(.34)	8.02	17.91	204,594	.83		.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	-	(12)	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07(10)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907	.88	(8)	.65	(8)	1.07	(8)	.74	(8)
Class R-4:
4/30/11(7)	9.08	.11	.89	1.00	(.18)	(.06)		(.24)	9.84	11.27	180,971	.49	(8)	.39	(8)	.78	(8)	2.33	(8)
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)		(.20)	9.08	15.18	144,150	.49		.38		.78		1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)		(.36)	8.07	18.33	91,333	.50		.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	-	(12)	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07(10)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153	.57	(8)	.32	(8)	.74	(8)	1.30	(8)
Class R-5:
4/30/11(7)	9.13	.12	.91	1.03	(.21)	(.06)		(.27)	9.89	11.48	60,025	.18	(8)	.08	(8)	.47	(8)	2.64	(8)
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)		(.22)	9.13	15.49	49,240	.19		.08		.48		2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)		(.38)	8.11	18.70	40,202	.20		.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	-	(12)	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07(10)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350	.24	(8)	.02	(8)	.44	(8)	1.46	(8)
Class R-6:
4/30/11(7)	9.11	.12	.90	1.02	(.21)	(.06)		(.27)	9.86	11.44	29,506	.13	(8)	.03	(8)	.42	(8)	2.64	(8)
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)		(.21)	9.11	15.60	15,203	.13		.03		.43		1.82
10/31/09(11)	7.05	.01	1.02	1.03	-	-		-	8.08	14.61	353	.06		.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.14	$.12	$.72	$.84	$(.21)	$(.10)		$(.31)	$9.67	9.38%	$688,685	.50	%(8)	.40	%(8)	.78	%(8)	2.52	%(8)
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)		(.21)	9.14	13.98	556,079	.49		.39		.77		2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)		(.38)	8.22	17.68	374,311	.44		.30		.72		2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	-	(12)	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
10/31/07(10)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456	.60	(8)	.37	(8)	.78	(8)	1.47	(8)
Class R-1:
4/30/11(7)	9.01	.08	.71	.79	(.15)	(.10)		(.25)	9.55	8.94	14,340	1.28	(8)	1.13	(8)	1.51	(8)	1.77	(8)
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)		(.17)	9.01	13.19	11,541	1.30		1.12		1.50		1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)		(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	-	(12)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07(10)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	(8)	1.07	(8)	1.48	(8)	.69	(8)
Class R-2:
4/30/11(7)	9.02	.08	.72	.80	(.16)	(.10)		(.26)	9.56	8.97	382,862	1.18	(8)	1.08	(8)	1.46	(8)	1.84	(8)
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)		(.17)	9.02	13.30	320,330	1.20		1.09		1.47		1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)		(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	-	(12)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07(10)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	(8)	1.08	(8)	1.49	(8)	.70	(8)
Class R-3:
4/30/11(7)	9.09	.10	.71	.81	(.18)	(.10)		(.28)	9.62	9.24	419,741	.81	(8)	.71	(8)	1.09	(8)	2.21	(8)
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)		(.19)	9.09	13.64	352,945	.81		.71		1.09		2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)		(.35)	8.17	17.23	254,120	.81		.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	-	(12)	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07(10)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541	.86	(8)	.65	(8)	1.06	(8)	.99	(8)
Class R-4:
4/30/11(7)	9.14	.12	.72	.84	(.21)	(.10)		(.31)	9.67	9.39	246,985	.49	(8)	.39	(8)	.77	(8)	2.51	(8)
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)		(.21)	9.14	13.96	201,854	.49		.38		.76		2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)		(.38)	8.22	17.65	129,604	.49		.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	-	(12)	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07(10)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465	.55	(8)	.32	(8)	.73	(8)	1.56	(8)
Class R-5:
4/30/11(7)	9.19	.13	.73	.86	(.24)	(.10)		(.34)	9.71	9.51	89,887	.18	(8)	.08	(8)	.46	(8)	2.86	(8)
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)		(.23)	9.19	14.39	63,932	.19		.08		.46		2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)		(.39)	8.25	17.88	39,599	.19		.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	-	(12)	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07(10)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773	.23	(8)	.02	(8)	.43	(8)	1.79	(8)
Class R-6:
4/30/11(7)	9.17	.13	.73	.86	(.24)	(.10)		(.34)	9.69	9.58	40,231	.13	(8)	.03	(8)	.41	(8)	2.85	(8)
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)		(.22)	9.17	14.36	27,170	.14		.03		.41		2.47
10/31/09(11)	7.23	.05	.95	1.00	-	-		-	8.23	13.83	8,324	.04		.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.31	$.12	$.61	$.73	$(.23)	$(.12)		$(.35)	$9.69	7.97%	$566,038	.51	%(8)	.41	%(8)	.77	%(8)	2.55	%(8)
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)		(.25)	9.31	13.27	485,697	.50		.39		.75		2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)		(.39)	8.45	17.14	360,195	.44		.30		.71		3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	-	(12)	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
10/31/07(10)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871	.61	(8)	.37	(8)	.78	(8)	1.90	(8)
Class R-1:
4/30/11(7)	9.16	.08	.61	.69	(.17)	(.12)		(.29)	9.56	7.65	12,565	1.28	(8)	1.13	(8)	1.49	(8)	1.82	(8)
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)		(.21)	9.16	12.37	11,070	1.30		1.12		1.48		1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)		(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	-	(12)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07(10)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	(8)	1.07	(8)	1.48	(8)	1.16	(8)
Class R-2:
4/30/11(7)	9.18	.09	.59	.68	(.17)	(.12)		(.29)	9.57	7.55	285,973	1.18	(8)	1.08	(8)	1.44	(8)	1.88	(8)
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)		(.20)	9.18	12.48	248,274	1.20		1.09		1.45		1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)		(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	-	(12)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07(10)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	(8)	1.08	(8)	1.49	(8)	1.15	(8)
Class R-3:
4/30/11(7)	9.25	.10	.61	.71	(.20)	(.12)		(.32)	9.64	7.84	331,851	.81	(8)	.71	(8)	1.07	(8)	2.25	(8)
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)		(.22)	9.25	12.93	287,863	.82		.71		1.07		2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)		(.37)	8.40	16.64	215,184	.81		.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	-	(12)	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07(10)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436	.86	(8)	.65	(8)	1.06	(8)	1.48	(8)
Class R-4:
4/30/11(7)	9.31	.12	.61	.73	(.23)	(.12)		(.35)	9.69	7.99	152,857	.49	(8)	.39	(8)	.75	(8)	2.56	(8)
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)		(.25)	9.31	13.26	137,314	.49		.38		.74		2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)		(.39)	8.45	17.01	83,795	.50		.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	-	(12)	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07(10)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916	.54	(8)	.32	(8)	.73	(8)	1.96	(8)
Class R-5:
4/30/11(7)	9.36	.13	.62	.75	(.25)	(.12)		(.37)	9.74	8.23	45,663	.19	(8)	.09	(8)	.45	(8)	2.84	(8)
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)		(.27)	9.36	13.57	35,822	.19		.08		.44		2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)		(.41)	8.49	17.42	32,624	.19		.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	-	(12)	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07(10)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250	.23	(8)	.02	(8)	.43	(8)	2.16	(8)
Class R-6:
4/30/11(7)	9.34	.14	.61	.75	(.26)	(.12)		(.38)	9.71	8.19	25,729	.14	(8)	.04	(8)	.40	(8)	2.92	(8)
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)		(.26)	9.34	13.66	16,167	.13		.03		.39		2.49
10/31/09(11)	7.49	.04	.93	.97	-	-		-	8.46	12.95	286	.06		.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
4/30/11(7)	$9.33	$.14	$.47	$.61	$(.27)	$(.07)		$(.34)	$9.60	6.73%	$447,064	.53	%(8)	.43	%(8)	.78	%(8)	3.07	%(8)
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)		(.24)	9.33	13.20	427,948	.51		.40		.74		3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)		(.43)	8.47	16.92	295,143	.46		.32		.70		3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)		(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
10/31/07(10)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796	.60	(8)	.37	(8)	.77	(8)	2.31	(8)
Class R-1:
4/30/11(7)	9.26	.11	.47	.58	(.21)	(.07)		(.28)	9.56	6.41	3,416	1.29	(8)	1.13	(8)	1.48	(8)	2.34	(8)
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)		(.20)	9.26	12.47	2,930	1.31		1.12		1.46		2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)		(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)		(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07(10)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	(8)	1.07	(8)	1.47	(8)	1.64	(8)
Class R-2:
4/30/11(7)	9.21	.11	.47	.58	(.21)	(.07)		(.28)	9.51	6.45	135,002	1.19	(8)	1.09	(8)	1.44	(8)	2.39	(8)
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)		(.19)	9.21	12.44	125,921	1.20		1.09		1.43		2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)		(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)		(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07(10)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	(8)	1.08	(8)	1.48	(8)	1.58	(8)
Class R-3:
4/30/11(7)	9.27	.13	.47	.60	(.24)	(.07)		(.31)	9.56	6.66	172,505	.82	(8)	.72	(8)	1.07	(8)	2.79	(8)
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)		(.21)	9.27	12.83	163,606	.82		.71		1.05		2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)		(.41)	8.42	16.34	138,523	.82		.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)		(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07(10)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224	.87	(8)	.65	(8)	1.05	(8)	1.88	(8)
Class R-4:
4/30/11(7)	9.33	.14	.48	.62	(.28)	(.07)		(.35)	9.60	6.76	104,350	.49	(8)	.39	(8)	.74	(8)	3.09	(8)
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)		(.24)	9.33	13.19	98,544	.49		.38		.72		3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)		(.43)	8.47	16.78	72,973	.50		.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)		(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07(10)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354	.57	(8)	.32	(8)	.72	(8)	2.35	(8)
Class R-5:
4/30/11(7)	9.38	.16	.47	.63	(.30)	(.07)		(.37)	9.64	6.91	43,152	.19	(8)	.09	(8)	.44	(8)	3.46	(8)
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)		(.26)	9.38	13.62	37,997	.19		.08		.42		3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)		(.45)	8.50	17.05	29,675	.20		.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)		(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07(10)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131	.29	(8)	.02	(8)	.42	(8)	2.57	(8)
Class R-6:
4/30/11(7)	9.36	.16	.48	.64	(.31)	(.07)		(.38)	9.62	6.96	16,676	.14	(8)	.04	(8)	.39	(8)	3.46	(8)
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)		(.25)	9.36	13.57	14,033	.14		.03		.37		3.27
10/31/09(11)	7.55	.08	.85	.93	-	-		-	8.48	12.32	4,016	.05		.01		.39		.91

Portfolio turnover rate for all share classes	Six months ended April 30, 2011 (7)		Period ended October 31
			2010		2009		2008		2007	(10)
2055 Fund	18%		44%	(9)	-%		-%		-%
2050 Fund	1		7		5		5		1
2045 Fund	-	(14)	4		-	'(14)	2		-		'(14)
2040 Fund	-	'(14)	2		1		2		1
2035 Fund	-	'(14)	2		-	'(14)	-	'(14)	-		'(14)
2030 Fund	-	'(14)	1		-	'(14)	2		-		'(14)
2025 Fund	1		3		1		1		1
2020 Fund	5		8		1		1		-		'(14)
2015 Fund	4		13		2		3		-		'(14)
2010 Fund	14		21		5		12		8

See page 41 for footnotes.

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5)This column does not include expenses of the underlying funds in which each fund invests.
(6)This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 42 to 46 for further information regarding fees and expenses.

(7)Unaudited for the six months ended April 30, 2011.
(8)Annualized.
(9)For the period February 1, 2010, commencement of operations, through October 31, 2010.
(10)For the period February 1, 2007, commencement of operations, through October 31, 2007.
(11)For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
(12)Amount less than $.01.
(13)For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
(14)Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Expense example
                                                                                                                                         unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2010, through April 30, 2011).

Actual expenses:
The first line of each share class in the table on pages 43 to 46 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on pages 43 to 46 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2010	Ending account value 4/30/2011	Expenses paid during period*	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio

American Funds 2055 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,121.97	$2.10	.40%	$4.26	.81%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.06	.81
Class R-1 -- actual return	1,000.00	1,118.92	6.04	1.15	8.20	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.80	1.56
Class R-2 -- actual return	1,000.00	1,118.17	5.67	1.08	7.83	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.45	1.49
Class R-3 -- actual return	1,000.00	1,120.29	3.79	.72	5.94	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.66	1.13
Class R-4 -- actual return	1,000.00	1,123.17	2.16	.41	4.32	.82
Class R-4 -- assumed 5% return	1,000.00	1,022.76	2.06	.41	4.11	.82
Class R-5 -- actual return	1,000.00	1,123.64	.53	.10	2.69	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.56	.51
Class R-6 -- actual return	1,000.00	1,124.84	.26	.05	2.42	.46
Class R-6 -- assumed 5% return	1,000.00	1,024.55	.25	.05	2.31	.46
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,122.40	$2.26	.43%	$4.42	.84%
Class A -- assumed 5% return	1,000.00	1,022.66	2.16	.43	4.21	.84
Class R-1 -- actual return	1,000.00	1,118.94	6.04	1.15	8.20	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.80	1.56
Class R-2 -- actual return	1,000.00	1,118.85	5.88	1.12	8.04	1.53
Class R-2 -- assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.65	1.53
Class R-3 -- actual return	1,000.00	1,120.77	3.89	.74	6.05	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.12	3.71	.74	5.76	1.15
Class R-4 -- actual return	1,000.00	1,121.49	2.21	.42	4.37	.83
Class R-4 -- assumed 5% return	1,000.00	1,022.71	2.11	.42	4.16	.83
Class R-5 -- actual return	1,000.00	1,124.63	.63	.12	2.79	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.20	.60	.12	2.66	.53
Class R-6 -- actual return	1,000.00	1,124.24	.37	.07	2.53	.48
Class R-6 -- assumed 5% return	1,000.00	1,024.45	.35	.07	2.41	.48
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,122.44	$2.26	.43%	$4.42	.84%
Class A -- assumed 5% return	1,000.00	1,022.66	2.16	.43	4.21	.84
Class R-1 -- actual return	1,000.00	1,118.59	6.15	1.17	8.30	1.58
Class R-1 -- assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.90	1.58
Class R-2 -- actual return	1,000.00	1,119.32	5.89	1.12	8.04	1.53
Class R-2 -- assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.65	1.53
Class R-3 -- actual return	1,000.00	1,120.13	3.94	.75	6.10	1.16
Class R-3 -- assumed 5% return	1,000.00	1,021.08	3.76	.75	5.81	1.16
Class R-4 -- actual return	1,000.00	1,121.41	2.21	.42	4.37	.83
Class R-4 -- assumed 5% return	1,000.00	1,022.71	2.11	.42	4.16	.83
Class R-5 -- actual return	1,000.00	1,124.42	.63	.12	2.79	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.20	.60	.12	2.66	.53
Class R-6 -- actual return	1,000.00	1,125.34	.37	.07	2.53	.48
Class R-6 -- assumed 5% return	1,000.00	1,024.45	.35	.07	2.41	.48
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,122.22	$2.10	.40%	$4.26	.81%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.06	.81
Class R-1 -- actual return	1,000.00	1,119.04	5.99	1.14	8.14	1.55
Class R-1 -- assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.75	1.55
Class R-2 -- actual return	1,000.00	1,118.82	5.73	1.09	7.88	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.50	1.50
Class R-3 -- actual return	1,000.00	1,119.81	3.78	.72	5.94	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.66	1.13
Class R-4 -- actual return	1,000.00	1,122.47	2.11	.40	4.26	.81
Class R-4 -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.06	.81
Class R-5 -- actual return	1,000.00	1,124.24	.53	.10	2.69	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.56	.51
Class R-6 -- actual return	1,000.00	1,125.11	.26	.05	2.42	.46
Class R-6 -- assumed 5% return	1,000.00	1,024.55	.25	.05	2.31	.46
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,121.69	$2.10	.40%	$4.26	.81%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.06	.81
Class R-1 -- actual return	1,000.00	1,116.55	5.98	1.14	8.13	1.55
Class R-1 -- assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.75	1.55
Class R-2 -- actual return	1,000.00	1,116.92	5.72	1.09	7.87	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.50	1.50
Class R-3 -- actual return	1,000.00	1,119.40	3.78	.72	5.94	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.66	1.13
Class R-4 -- actual return	1,000.00	1,120.70	2.05	.39	4.21	.80
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.01	.80
Class R-5 -- actual return	1,000.00	1,122.67	.47	.09	2.63	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.35	.45	.09	2.51	.50
Class R-6 -- actual return	1,000.00	1,122.36	.21	.04	2.37	.45
Class R-6 -- assumed 5% return	1,000.00	1,024.60	.20	.04	2.26	.45
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,119.65	$2.10	.40%	$4.20	.80%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.01	.80
Class R-1 -- actual return	1,000.00	1,115.93	5.88	1.12	7.97	1.52
Class R-1 -- assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class R-2 -- actual return	1,000.00	1,115.20	5.66	1.08	7.76	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.40	1.48
Class R-3 -- actual return	1,000.00	1,117.38	3.73	.71	5.83	1.11
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.56	1.11
Class R-4 -- actual return	1,000.00	1,118.68	2.05	.39	4.15	.79
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class R-5 -- actual return	1,000.00	1,120.73	.42	.08	2.52	.48
Class R-5 -- assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 -- actual return	1,000.00	1,121.55	.16	.03	2.26	.43
Class R-6 -- assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,112.74	$2.04	.39%	$4.09	.78%
Class A -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class R-1 -- actual return	1,000.00	1,108.60	5.91	1.13	7.95	1.52
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class R-2 -- actual return	1,000.00	1,107.88	5.64	1.08	7.68	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.35	1.47
Class R-3 -- actual return	1,000.00	1,111.50	3.72	.71	5.76	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.51	1.10
Class R-4 -- actual return	1,000.00	1,112.69	2.04	.39	4.09	.78
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class R-5 -- actual return	1,000.00	1,114.80	.42	.08	2.46	.47
Class R-5 -- assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class R-6 -- actual return	1,000.00	1,114.45	.16	.03	2.20	.42
Class R-6 -- assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,093.79	$2.08	.40%	$4.05	.78%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	3.91	.78
Class R-1 -- actual return	1,000.00	1,089.43	5.85	1.13	7.82	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.55	1.51
Class R-2 -- actual return	1,000.00	1,089.74	5.60	1.08	7.56	1.46
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.30	1.46
Class R-3 -- actual return	1,000.00	1,092.41	3.68	.71	5.65	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.46	1.09
Class R-4 -- actual return	1,000.00	1,093.90	2.02	.39	4.00	.77
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.86	.77
Class R-5 -- actual return	1,000.00	1,095.07	.42	.08	2.39	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.40	.40	.08	2.31	.46
Class R-6 -- actual return	1,000.00	1,095.75	.16	.03	2.13	.41
Class R-6 -- assumed 5% return	1,000.00	1,024.65	.15	.03	2.06	.41
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,079.70	$2.11	.41%	$3.97	.77%
Class A -- assumed 5% return	1,000.00	1,022.76	2.06	.41	3.86	.77
Class R-1 -- actual return	1,000.00	1,076.46	5.82	1.13	7.67	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.45	1.49
Class R-2 -- actual return	1,000.00	1,075.47	5.56	1.08	7.41	1.44
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.20	1.44
Class R-3 -- actual return	1,000.00	1,078.42	3.66	.71	5.51	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.36	1.07
Class R-4 -- actual return	1,000.00	1,079.93	2.01	.39	3.87	.75
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.76	.75
Class R-5 -- actual return	1,000.00	1,082.26	.46	.09	2.32	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.35	.45	.09	2.26	.45
Class R-6 -- actual return	1,000.00	1,081.92	.21	.04	2.06	.40
Class R-6 -- assumed 5% return	1,000.00	1,024.60	.20	.04	2.01	.40
American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,067.29	$2.20	.43%	$4.00	.78%
Class A -- assumed 5% return	1,000.00	1,022.66	2.16	.43	3.91	.78
Class R-1 -- actual return	1,000.00	1,064.06	5.78	1.13	7.57	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.40	1.48
Class R-2 -- actual return	1,000.00	1,064.47	5.58	1.09	7.37	1.44
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.20	1.44
Class R-3 -- actual return	1,000.00	1,066.60	3.69	.72	5.48	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.36	1.07
Class R-4 -- actual return	1,000.00	1,067.64	2.00	.39	3.79	.74
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.71	.74
Class R-5 -- actual return	1,000.00	1,069.07	.46	.09	2.26	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.35	.45	.09	2.21	.44
Class R-6 -- actual return	1,000.00	1,069.65	.21	.04	2.00	.39
Class R-6 -- assumed 5% return	1,000.00	1,024.60	.20	.04	1.96	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Approval of Investment Advisory and Service Agreement

The funds’ board has approved the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2011. The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined that the funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of the funds in light of their investment objectives. They compared the funds’ total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the funds are included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results. The board and the committee concluded that the funds’ results have been satisfactory and that CRMC’s record in managing the funds and the underlying American Funds in which the funds invest indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the funds (including fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board noted CRMC’s waiver of the funds’ entire advisory fee payable under the agreement and that CRMC has committed not to remove that waiver without board approval. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the underlying American Funds and the other clients. The board and the committee concluded that the funds’ cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions primarily on behalf of the underlying American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the advisory fee structure of the underlying American Funds in which the funds invest. The board also considered the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008, with respect to the underlying American Funds. The board and the committee concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-850-0611P

Litho in USA RCG/RRD/9802-S26442

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2011